Note 3 - Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Notes to Financial Statements
Acquisitions [Text Block]

NOTE 3. Acquisitions

During the six months ended June 30, 2021 and 2020, the Company incurred a total of $2.1 million and $3.3 million, respectively, to acquire primarily undeveloped acreage, and in the case of the 2020 period, three vertical producing properties and two salt-water disposal wells in and around the Company’s existing properties for future exploration activities in the Midland Basin.

Grenadier Acquisition. In June 2019, HighPeak Energy Assets II, LLC (“HighPeak Assets II”) signed a purchase and sale agreement with Grenadier Energy Partners II, LLC (“Grenadier”) to acquire substantially all the oil and natural gas assets of Grenadier, effective June 1, 2019, subject to certain customary closing adjustments for a total purchase price of $615.0 million. Since HighPeak Assets II was contributed to the Predecessor in the HPK LP business combination, this purchase and sale agreement became part of the Predecessor effective October 1, 2019. A nonrefundable deposit of $61.5 million was paid to Grenadier in 2019 in addition to a $15.0 million nonrefundable extension payment in 2020 to extend the potential closing to May 2020. The Grenadier Acquisition was terminated in April 2020 and was not consummated and therefore a charge to expense of $76.5 million was recognized during the six months ended June 30, 2020.

NOTE 3. Acquisitions

During the period from August 22, 2020 to December 31, 2020 and the period from January 1, 2020 to August 21, 2020, the Company spent a total of $1.2 million and $3.3 million, respectively, to acquire primarily undeveloped acreage, three vertical producing properties and two salt-water disposal wells in and around the Company’s existing properties for future exploration activities in the Midland Basin.

Grenadier Acquisition. In June 2019, HighPeak Energy Assets II, LLC (“HighPeak Assets II”) signed a purchase and sale agreement with Grenadier to acquire substantially all the oil and gas assets of Grenadier, effective June 1, 2019, subject to certain customary closing adjustments for a total purchase price of $615.0 million. Since HighPeak Assets II was contributed to the Predecessors in the HPK LP business combination discussed in Note 10, this purchase and sale agreement became part of the Predecessors effective October 1, 2019. The Grenadier Acquisition was originally scheduled to close no later than October 2019 but was extended twice to May 2020. In consideration for the initial extension, HPK LP: (i) released the then existing $30.75 million deposit from escrow and (ii) paid directly to Grenadier an additional $30.75 million and (iii) agreed to treat the collective sum as a nonrefundable deposit to Grenadier. In consideration for the second extension, HPK LP agreed to pay Grenadier an additional $15.0 million that was also nonrefundable but, unlike the $61.5 million deposit, was not to be credited toward the purchase price. The Grenadier Acquisition was terminated in April 2020 and was not consummated and therefore a charge to expense of $76.5 million was recognized.